Other Assets - Customer Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer financing receivables, net
Customer financing receivables, net, current	$ 226,979	$ 170,273
Customer financing receivables, net, non-current	122,124	88,354
Customer portfolio segment
Customer financing receivables, net
Customer financing receivables, gross, current	255,221	196,831
Customer financing receivables, gross, non-current	125,542	91,005
Customer financing receivables, gross	380,763	287,836
Allowance for credit losses, current	(28,242)	(26,558)
Allowance for credit losses, non-current	(3,418)	(2,651)
Allowance for credit losses	(31,660)	(29,209)	$ (19,574)	$ (7,856)
Customer financing receivables, net, current	226,979	170,273
Customer financing receivables, net, non-current	122,124	88,354
Customer financing receivables, net	$ 349,103	$ 258,627